Average Annual Total Returns - VY Invesco Global Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV MSCI ACW IndexSM 1 Yr		Class ADV MSCI ACW IndexSM 5 Yrs		Class ADV MSCI ACW IndexSM 10 Yrs		Class ADV MSCI ACW IndexSM Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI ACW IndexSM 1 Yr		Class I MSCI ACW IndexSM 5 Yrs		Class I MSCI ACW IndexSM 10 Yrs		Class I MSCI ACW IndexSM Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI ACW IndexSM 1 Yr		Class S MSCI ACW IndexSM 5 Yrs		Class S MSCI ACW IndexSM 10 Yrs		Class S MSCI ACW IndexSM Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 MSCI ACW IndexSM 1 Yr		Class S2 MSCI ACW IndexSM 5 Yrs		Class S2 MSCI ACW IndexSM 10 Yrs		Class S2 MSCI ACW IndexSM Since Inception
Total	27.19%	14.30%	11.16%		May 01, 2002	16.25%	[1]	12.26%	[1]	9.13%	[1]	[1]	27.78%	14.87%	11.72%		May 01, 2002	16.25%	[1]	12.26%	[1]	9.13%	[1]	[1]	27.43%	14.57%	11.43%		May 01, 2002	16.25%	[1]	12.26%	[1]	9.13%	[1]	[1]	27.33%	14.40%	11.27%		Feb. 27, 2009	16.25%	[1]	12.26%	[1]	9.13%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.